Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
2015	$ 3,946
2016	4,978
2017	5,890
2018	4,969
2019	4,960
Thereafter	33,125
Operating Leases, Future Minimum Payments Due	$ 57,868